Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepaid construction fee		$ 384,425
Prepaid rental fee	57,214	74,288
Prepaid professional service fee	42,173
Prepaid exhibition fee	7,169	80,796
Other	60,544	70,093
Total prepaid expenses	167,100	609,602
Less: allowance for doubtful accounts
Prepaid expenses and other current assets, net	$ 167,100	$ 609,602